Global Atlantic Portfolios

Global Atlantic American Funds® Managed Risk Portfolio

Global Atlantic Balanced Managed Risk Portfolio

Global Atlantic BlackRock Global Allocation Managed Risk Portfolio

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio

Global Atlantic Growth Managed Risk Portfolio

Global Atlantic Moderate Growth Managed Risk Portfolio

Global Atlantic PIMCO Tactical Allocation Portfolio

Global Atlantic Select Advisor Managed Risk Portfolio

Global Atlantic Wellington Research Managed Risk Portfolio

(each a “Portfolio”)

(each a series of Forethought Variable Insurance Trust)

Effective April 29, 2016, each Portfolio’s name changed to replace “FVIT” with “Global Atlantic.”

Class II Shares

Supplement dated September 15, 2016 to the

Prospectus and Statement of Additional Information (“SAI”) dated April 29, 2016

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1. At a meeting of the Board of Trustees of Forethought Variable Insurance Trust (the “Board”) on August 16, 2016, the Board approved a sub-advisory agreement between Global Atlantic Investment Advisors, LLC (the “Adviser”) and BlackRock Financial Management, Inc. (“BlackRock”) on behalf of the Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic Growth Managed Risk Portfolio and Global Atlantic Moderate Growth Managed Risk Portfolio. Effective October 1, 2016, BlackRock will serve as the sub-adviser for the Capital Appreciation and Income Component of each such Portfolio.

2. At a meeting of the Board on August 16, 2016, the Board approved a sub-advisory agreement between the Adviser and Wilshire Associates Incorporated (“Wilshire”) on behalf of the Global Atlantic American Funds® Managed Risk Portfolio and Global Atlantic Select Advisor Managed Risk Portfolio. Effective October 1, 2016, Wilshire will serve as the sub-adviser for the Capital Appreciation and Income Component of each such Portfolio.

The Adviser will send a notice to each relevant Portfolio’s investors explaining how to access an Information Statement that provides additional information about the Portfolio’s new sub-adviser and the related new sub-advisory agreement. Additionally, each relevant Summary Prospectus and the Prospectus and SAI will be updated to reflect these changes on or around September 30, 2016.

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This Supplement and the Summary Prospectuses, Prospectus, and SAI each dated April 29, 2016 provide information that you should know before investing in the Portfolios and should be retained for future reference.  These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference.  These documents are available upon request and without charge by calling Shareholder Services at 1-877-881-7735.

Please retain this Supplement for future reference.

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